Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed financial information of the Company
Schedule of Condensed Balance Sheet

Condensed Balance Sheets

	Year ended December 31
	2018	2019
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	93,606,791	28,591,381
Other receivables	665,428	10,928
Other current assets	250,569	77,649
Due from subsidiaries	667,811,964	455,222,231
Due from related parties	348,076	—

Total current assets	762,682,828	483,902,189

Investments in subsidiaries	1,142,335,163	1,338,730,125

TOTAL ASSETS	1,905,017,991	1,822,632,314

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	—	19,900,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	24,090,605	27,612,109
Current portion of long-term bank loan and other debt	397,039,358	423,131,157
Payroll and welfare payables	2,817,136	2,220,113

Total current liabilities	424,862,677	473,778,957

Long term bank loan	3,178,000	100,440,000
Other long-term debt	796,606,833	558,111,718

Total liabilities	1,224,647,510	1,132,330,675

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding- 107,875,468 shares for 2019 (2018: 119,805,636 shares)	16,399	16,410
Treasury shares	(87,639,088)	(113,719,964)
Additional paid-in capital	532,117,479	543,290,577
Retained earnings	235,875,691	260,714,616

Total shareholders’ equity	680,370,481	690,301,639

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,905,017,991	1,822,632,314

Schedule of Condensed Statement of Comprehensive Income

Condensed Statements of Comprehensive Income

	Year ended December 31
	2017	2018	2019
	US$	US$	US$
General and administrative expenses	(13,781,596)	(9,877,059)	(9,509,893)

Operating loss	(13,781,596)	(9,877,059)	(9,509,893)
Interest expense	(65,387,198)	(105,990,420)	(107,382,764)
Interest income	3,200,520	1,221,465	1,682,189
Net (loss)/gain on debt extinguishment	(15,879,702)	3,267,457	536,011
Gain on short-term investments	—	—	27,099
Other expenses/(income)	1,114,517	(11,135,488)	(20,106,250)
Equity in profit of subsidiaries, net	154,361,010	195,548,594	203,098,135

Income from operations before income taxes	63,627,551	73,034,549	68,344,527
Income taxes	—	—	—

Net income attributable to common shareholders	63,627,551	73,034,549	68,344,527

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	63,908,624	(59,347,915)	(20,044,827)

Comprehensive income attributable to shareholders	127,536,175	13,686,634	48,299,700

Schedule of Condensed Statement of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31
	2017	2018	2019
	US$	US$	US$
Cash flows from operating activities:
Net income	63,627,551	73,034,549	68,344,527
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(154,361,010)	(195,548,594)	(203,098,135)
Stock based compensation expense	4,266,373	3,152,908	3,782,307
Amortization of deferred charges	4,036,412	7,415,821	7,445,276
Loss on extinguishment of debt	15,879,702	(3,267,457)	(536,011)
Other receivables	—	(665,428)	654,500
Other current assets	(2,214)	(203,789)	172,920
Other payable and accrued liabilities	4,874,134	7,342,974	(291,915)
Payroll and welfare payables	2,893,230	(590,356)	(597,023)
Amount due from related parties	(561,872)	213,796	348,076
Net cash used in operating activities	(59,347,694)	(109,115,576)	(123,775,478)

Cash flows from financing activities:
Changes in due from subsidiaries	(326,904,897)	53,143,354	212,589,733
Proceeds from short-term bank loans	24,294,636	—	19,900,000
Repayments of long-term bank loans	—	(13,250,000)	(110,311,908)
Proceeds from long-term bank loans	—	3,178,000	100,440,000
Proceeds from other long-term debts	603,179,617	200,000,000	300,000,000
Repayment of other long-term debts	(201,002,731)	—	(413,300,000)
Purchase of treasury shares	(14,058,280)	(19,846,720)	(26,080,876)
Dividends to shareholders	(26,090,734)	(25,739,147)	(19,647,356)
Payment of financing cost	(26,952,084)	(4,082,815)	(2,075,789)
Purchase of shares under RSU plan	—	(7,797,949)	(2,920,216)
Proceeds from exercise of stock options	6,111,912	1,390,666	166,480

Net cash provided by financing activities	38,577,439	186,995,389	58,760,068

Net (decrease)/increase in cash and cash equivalents	(20,770,255)	77,879,813	(65,015,410)
Cash and cash equivalents, at the beginning of the year	36,497,233	15,726,978	93,606,791

Cash and cash equivalents, at end of the period	15,726,978	93,606,791	28,591,381